STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

July 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Banks - 1.7%
JPMorgan Chase & Co.	138,300		13,365,312
Capital Goods - .7%
Safran	50,000	[a]	5,313,954
Consumer Durables & Apparel - 5.5%
adidas	32,725	[a]	9,052,910
Hermes International	10,751		8,726,771
LVMH Moet Hennessy Louis Vuitton	60,200		26,155,693
			43,935,374
Consumer Services - 1.9%
McDonald's	76,425		14,847,849
Diversified Financials - 3.2%
BlackRock	34,475		19,823,470
S&P Global	17,000		5,954,250
			25,777,720
Energy - 2.0%
Chevron	149,900		12,582,606
Total, ADR	88,250		3,323,495
			15,906,101
Food, Beverage & Tobacco - 12.0%
Altria Group	217,825		8,963,499
Anheuser-Busch InBev	44,550		2,413,322
Danone, ADR	275,700	[b]	3,677,838
Diageo, ADR	66,325	[b]	9,765,693
Nestle, ADR	207,205		24,419,109
PepsiCo	102,975		14,175,538
Philip Morris International	208,125		15,986,081
The Coca-Cola Company	337,750		15,955,310
			95,356,390
Health Care Equipment & Services - 3.9%
Abbott Laboratories	170,500		17,159,120
Intuitive Surgical	15,000	[a]	10,281,600
UnitedHealth Group	11,500		3,481,970
			30,922,690
Household & Personal Products - 5.3%
L'Oreal, ADR	555,100		36,730,967
The Estee Lauder Companies, Cl. A	27,900		5,511,366
			42,242,333
Insurance - 2.3%
AIA Group	741,750		6,647,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 2.3% (continued)
Chubb	89,400		11,375,256
			18,022,400
Materials - 2.2%
Air Liquide, ADR	402,140		13,218,342
Air Products & Chemicals	16,125		4,621,909
			17,840,251
Media & Entertainment - 15.0%
Alphabet, Cl. C	19,030	[a]	28,220,729
Comcast, Cl. A	365,010		15,622,428
Facebook, Cl. A	193,900	[a]	49,186,613
Nintendo	24,925		10,935,313
Tencent Holdings	120,000		8,214,556
The Walt Disney Company	62,036		7,254,490
			119,434,129
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
AbbVie	118,950		11,289,545
Johnson & Johnson	45,325		6,606,572
Novo Nordisk, ADR	264,650	[b]	17,289,584
Roche Holding, ADR	539,575		23,255,682
			58,441,383
Retailing - 4.7%
Alibaba Group Holding, ADR	51,675	[a]	12,971,459
Amazon.com	7,575	[a]	23,972,451
			36,943,910
Semiconductors & Semiconductor Equipment - 6.8%
ASML Holding	77,150		27,289,498
Texas Instruments	207,350		26,447,492
			53,736,990
Software & Services - 12.3%
Microsoft	333,430		68,356,484
Visa, Cl. A	154,850	[b]	29,483,440
			97,839,924
Technology Hardware & Equipment - 8.6%
Apple	160,285		68,127,536
Transportation - 3.9%
Canadian Pacific Railway	76,675		21,099,426
Union Pacific	58,550		10,149,643
			31,249,069
Total Common Stocks (cost $260,991,141)			789,303,315

	1-Day Yield (%)
Investment Companies - ..5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,291,794)	0.26	4,291,794	[c]	4,291,794

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14)	0.26	14	[c]	14
Total Investments (cost $265,282,949)		99.9%		793,595,123
Cash and Receivables (Net)		.1%		576,449
Net Assets		100.0%		794,171,572

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $27,446,999 and the value of the collateral was $28,535,311, consisting of cash collateral of $14 and U.S. Government & Agency securities valued at $28,535,297.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	711,843,652	711,843,652††	-	789,303,315
Investment Companies	4,291,808	-	-	4,291,808

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2020, accumulated net unrealized appreciation on investments was $528,312,174, consisting of $531,038,288 gross unrealized appreciation and $2,726,114 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.